Advances on Newbuilding Contracts - Summary (Details) - Advances on Newbuilding Contracts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance at beginning of year	$ 297,100	$ 113,796
Additions	368,588	169,704
Capitalized borrowing costs	4,778	13,600
Transferred to vessels and equipment	(543,131)	0
Closing balance at end of year	$ 127,335	$ 297,100